APPENDIX I                                            OMB APPROVAL
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

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1.    Name and address of issuer:

                  AAL Variable Annuity Account I
                  4321 N. Ballard Rd.
                  Appleton, WI  54919

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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/

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3.   Investment Company Act File Number:            811-8660

     Securities Act File Number:                    33-82054

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4(a) Last day of fiscal year for which this Form is filed:     12/31/2001

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4(b) / / Check box if this Form is being filed late (i.e.,
         more than 90 calendar days after the end of the
         issuer's fiscal year).(See Instruction A.2)

Note:If the Form is being filed late,  interest must be paid on the registration fee due.

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4(c) / /Check box if this is the last time the issuer will be filing this Form.

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5.   Calculation of registration fee:

     (i)      Aggregate sale price of securities sold
              during the fiscal year pursuant to
              section 24(f):                           $304,320,094

     (ii)     Aggregate price of securities redeemed
              or repurchased during the fiscal year:   $144,349,701

     (iii)    Aggregate price of securities  redeemed or repurchased  during any prior  fiscal  year ending no earlier  than  October 11, 1995 that were not previously  used to reduce  registration  fees payable to
              the Commission:                          $--

     (iv)     Total available redemption credits [add
              Items 5(ii) and 5(iii):                  $144,349,701

     (v)      Net sales -- if Item 5(i) is  greater  than Item  5(iv)
              [subtract Item 5(iv)from Item 5(i)]:
                                                       $159,970,393

     (vi)     Redemption  credits  available  for use in future  years if
              Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                         $(--)

     (vii)    Multiplier for determining registration fee
              (See Instruction C.9):                    x.000092

     (viii)   Registration  fee due [multiply  Item 5(v) by Item 5(vii)]
              (enter "0" if no fee is due):             $14,717.28

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6.   Prepaid Shares

     If the  response  to Item 5(i) was  determined  by  deducting  an amount of securities that were  registered  under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997,  then report the amount of securities (number of shares or other units) deducted here:  _________ .
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are  available  for use by the  issuer in future  fiscal years, then state that number here: _________ .

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                        +$--
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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:
                                                        $14,717.28
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9.  Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:

                Method of Delivery:

                           /X/ Wire Transfer

                           / / Mail or other means

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                                 SIGNATURES

This  report has been  signed  below by the  following  persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*: /s/James H. Abitz
                           ---------------------------------
                           James H. Abitz
                           Senior Vice President and Chief Investment Officer
                           Thrivent Financial for Lutherans

Date:   10/8/02

  *  Please print the name and title of the signing officer below the signature.